Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2026
Employee Benefit Plans [Abstract]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss)

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended March 31, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$895	$72	$967	$158	$—	$158
Interest (income) expense	$(772)	$(20)	$(792)	$280	$9	$289
Three months ended March 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,061	$138	$1,199	$167	$—	$167
Interest (income) expense	$(618)	$36	$(582)	$263	$54	$317

Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at March 31, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,903	$(1,164)	$41,739	$22,589	$436	$23,025
Included in other long-term assets	$109,386	$—	$109,386	$—	$—	$—
As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,288	$(952)	$42,336	$22,400	$424	$22,824
Included in other long-term assets	$109,812	$—	$109,812	$—	$—	$—